UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Washburne Capital Management, LLC
Address: 230 Park Avenue, Suite 925
         New York, NY 10169

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. Seth Washburne
Title: President
Phone: 212-808-0500

Signature, Place, and Date of Signing:

 /s/ Seth Washburne             New York, NY                03/13/2007
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name


[Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  112
Form 13F Information Table Value Total:  276,619,460

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                                                                                             Market         Voting
Name                                        TYPE                 CUSIP         Shares        Value        Authority
---------------------------------------------------------------------------------------------------------------------
Aames Investment Corporation                Common             00253G108       224,011      1,117,815       Sole
Accredited Home Lenders Holding Co.         Common             00437P107       -15,681       -749,709       Sole
ACE Cash Express Inc.                       Common             004403101        33,763        988,243       Sole
ADC Telecommunications, Inc.                Common             000886309       -39,900       -672,714       Sole
ADE Corporation                             Common             00089C107       151,300      4,915,737       Sole
Advanced Digital Information Corp.          Common             007525108       300,000      3,531,000       Sole
Alcatel                                     Common             103430104       -97,600     -1,230,736       Sole
American Retirement Corporation Corp.       Common             028913101       150,000      4,915,500       Sole
Andrew Corporation                          Common             034425108        70,000        620,200       Sole
Andrx Corp.                                 Common             034553107       156,000      3,617,640       Sole
Aramark Corp.                               Common             038521100       171,700      5,684,987       Sole
Ascent Energy Inc./Pontotoc                 Shares             04362R104        13,901              0       Sole
AT&T Inc.                                   Common             00206R102       -79,500     -2,217,255       Sole
Aviall, Inc.                                Common             05366B102       110,000      5,227,200       Sole
Aztar Corp                                  Common             054802103       188,900      9,815,244       Sole
BellSouth Corp.                             Common             079860102        60,000      2,172,000       Sole
Besicorp Group                              Common             086338993         2,300              0       Sole
Besicorp Ltd                                Shares             086339991            92              0       Sole
Bowlin Travel Centers Inc.                  Common             10259P101        91,600        181,368       Sole
Boykin Lodging Company                      Common             103430104       300,000      3,267,000       Sole
Cambridge Antibody Technology Group plc     Sponsor ADR        132148107       179,434      4,375,857       Sole
Canada Southern Petroleum Ltd.              Canadian Equity    135231108       150,693      1,793,247       Sole
Capital One Financial Corp.                 Common             14040H105       -44,320     -3,787,144       Sole
Capital Title Group, Inc.                   Common             140919101       420,000      3,095,400       Sole
CarrAmerica Realty Corp.                    Common             144418100        44,300      1,973,565       Sole
Central Freight Lines Inc.                  Common             153491105       420,035        844,270       Sole
Commercial Capital Bancorp, Inc.            Common             20162L105       320,000      5,040,000       Sole
Community Bancshares, Inc.                  Common             20343H106         9,100         91,000       Sole
Concorde Career Colleges Inc.               Common             20651H201       150,000      2,871,000       Sole
Constellation Energy Group Inc.             Common             210371100       200,000     10,904,000       Sole
Diagnostic Products Corp.                   Common             252450101       170,000      9,888,900       Sole
Emmis Communications Corp.                  Common             291525103       235,207      3,678,637       Sole
Endesa SA                                   Common             29258N107        86,100      2,765,532       Sole
Energy Partners, Ltd.                       Common             29270U105      -103,613     -1,963,466       Sole
Excel Technology, Inc.                      Common             30067T103       233,790      6,994,997       Sole
Falconbridge Limited                        Common             306104100       200,000     10,570,000       Sole
Fargo Electronics Inc.                      Common             00744P102        98,312      2,496,142       Sole
Fisher Scientific Inc.                      Common             338032204         2,750        200,888       Sole
FPLGroup, Inc.                              Common             302571104      -288,803    -11,950,668       Sole
Golden West Financial Corp.                 Common             381317106        60,000      4,452,000       Sole
Gtech Holdings Corp.                        Common             400518106       290,300     10,096,634       Sole
Iconix Brand Group, Inc.                    Common             451055107       -45,423       -742,212       Sole
Identix Inc.                                Common             451906101       360,000      2,516,400       Sole
Inco Limited                                Common             453258402       200,000     13,180,000       Sole
Intermagnetics General Corp.                Common             458771102        10,000        269,800       Sole
Jameson Inns, Inc.                          Common             470457102     1,800,000      5,256,000       Sole
Johnson Outdoors                            Common             479167108        67,277      1,163,892       Sole
KCS Energy, Inc.                            Common             482434206       126,180      3,747,546       Sole
Kerr-McGee Corp.                            Common             492386107       100,000      6,935,000       Sole
Kerzner International Ltd.                  Common             P6065Y107        77,600      6,152,128       Sole
KeySpan Corp.                               Common             49337W100       245,000      9,898,000       Sole
Kinder Morgan, Inc.                         Common             49455P101       130,000     12,985,700       Sole

LandAmerica Financial Group, Inc.           Common             514936103       -19,900     -1,285,540       Sole
Laserscope Inc.                             Common             518081104       110,000      3,389,100       Sole
Laurel Capital Group, Inc.                  Common             518629100       117,998      3,274,445       Sole
Lipman Electronic Engineering Ltd.          Common             M6772H101         4,600        130,548       Sole
Lucent Technologies                         Common             549463107       500,000      1,210,000       Sole
Main Street Restaurant Group                Common             560345308       284,384      1,814,370       Sole
Manugistics Group Inc.                      Common             565011103     1,067,525      2,668,813       Sole
Mascotech Inc.                              Shares             574670998        18,500              0       Sole
Maverick Tube Corporation                   Common             577914104        87,050      5,500,690       Sole
Monogram Sciences                           Common             60975U108        86,602        171,472       Sole
Mossimo, Inc.                               Common             619696107       200,000      1,590,000       Sole
Mpower Holding Corp.                        Common             62473L309       550,990      1,030,351       Sole
Navigant International Inc.                 Common             63935R108       250,000      4,007,500       Sole
NCO Group Inc.                              Common             628858102       100,000      2,644,000       Sole
North Fork Bancorporation, Inc.             Common             659424105       200,000      6,034,000       Sole
NorthWestern Corp.                          Common             668074305       210,000      7,213,500       Sole
NWH, Inc.                                   Common             62946E106        33,733        608,408       Sole
Onyx Software                               Common             683402200       500,000      2,490,000       Sole
Outlook Group Corp.                         Common             690113105       147,380      1,964,575       Sole
PanAmSat Holding Corporation                Common             69831Y105        62,620      1,564,248       Sole
Parlux Fragrances, Inc.                     Common             701645103       180,000      1,744,200       Sole
PetroCorp                                   Common             71645N994        76,900              0       Sole
Petrohawk Energy Corp.                      Common             716495106      -208,230     -2,623,698       Sole
Phelps Dodge Corp.                          Common             717265102       -74,827     -6,147,786       Sole
Phelps Dodge Corp.                          Common             717265102       -45,791     -3,762,189       Sole
Price Communications                        Common             741437305       350,000      5,932,500       Sole
Public Storage, Inc.                        Common             74460D109       -44,600     -3,385,140       Sole
RemedyTemp Inc.                             Common             759549108       199,643      3,391,935       Sole
Riviera Holdings Corp.                      Common             769627100         8,422        170,124       Sole
Royal Group Technologies Limited            Common             779915107       300,000      3,378,000       Sole
RSA Security Inc.                           Common             749719100       200,000      5,420,000       Sole
Russel Corporation                          Common             782352108       143,900      2,613,224       Sole
San Diego Community Bank                    Common             797419207        47,631        414,390       Sole
Scientific Technologies Inc.                Common             808799209       142,071      1,477,538       Sole
Seagate                                     Shares             G7945J104         4,076              0       Sole
Serologicals Corporation                    Common             817523103       126,752      3,985,083       Sole
Shurgard Storage Centers, Inc.              Common             82567D104        54,376      3,398,500       Sole
Somera Communications Inc.                  Common             834458200       200,000        850,000       Sole
Sourcecorp, Inc.                            Common             836167106       132,217      3,277,659       Sole
Sportsman's Guide                           Common             848907200       151,663      4,625,722       Sole
SSA Global                                  Common             78465P108       258,567      5,011,028       Sole
Stone Energy Corp.                          Common             861642106       200,000      9,310,000       Sole
Superior Bancorp                            Common             86806M106        -8,167        -89,837       Sole
Teck Cominco Ltd.                           Common             878742204       -88,602     -5,294,856       Sole
Thermo Electron                             Common             883556102        -5,500       -199,320       Sole
TNS, Inc.                                   Common             872960109       154,000      3,186,260       Sole
TransMontaigne Inc.                         Common             89376V100       340,200      3,813,642       Sole
Trizec Properties, Inc.                     Common             89687P107       240,000      6,873,600       Sole
Univision                                   Common             914906102       260,000      8,710,000       Sole
VeriFone Holdings, Inc.                     Common             92342Y109        -2,300        -70,104       Sole
Verizon Communications                      Common             92343V104      -135,000     -4,521,150       Sole
Viisage Technology, Inc.                    Common             92675K205       -64,248       -974,000       Sole
Virginia Gold Mines Inc.                    Canadian Equity    602914103        50,000        202,373       Sole
VISGD July 20 Puts                          Option             92675K9S7         1,060        540,600       Sole
Wachovia Corp.                              Common             929903102       -63,020     -3,408,122       Sole
Warner Music Group Corp.                    Common             934550104       135,800      4,003,384       Sole
West Corp                                   Common             952355105       132,816      6,363,215       Sole
Western Gas Resources, Inc.                 Common             958259103        90,000      5,386,500       Sole
WOM INC                                     Shares             978106102            92              0       Sole
Woodhead Industries                         Common             979438108         1,000         19,140       Sole
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